Note 7 - Deposits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

NOTE 7 - DEPOSITS

Time deposits at December 31, 2022 and 2021 include individual deposits greater than $250,000 of $18,258,000 and $8,240,000, respectively. Interest expense on time deposits greater than $250,000 amounted to $60,000 for 2022,$134,000 for 2021, and $186,000 for 2020.

At December 31, 2022, time deposits amounted to $125,777,000 and were scheduled to mature as follows: 2023,$75,725,000;2024,$40,938,000;2025,$6,312,000;2026,$1,390,000;2027,$1,269,000; and thereafter, $143,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation. Such deposits amounted to $4,298,000 and $4,596,000at December 31, 2022 and 2021, respectively.